Summary of Significant Accounting Policies (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Item	Dec. 31, 2010
Loans Held for Investment
Number of mortgage and mezzanine loans secured by real estate		3
Aggregate carrying values of mortgages and mezzanine loans		$ 162,832,000
Interest income on loans held for investment	$ 6,800,000	$ 24,300,000	$ 4,600,000